Provisions for employee benefits - Costs charged to the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement
Current cost	€ 76	€ 71
Past service cost and (gains) losses on settlements	7	118
- interest cost on liabilities	45	38
- interest income on plan assets	(20)	(17)
Interest cost (income), net	25	21
Remeasurements for long-term plans	1	30
Total	109	240
Payroll and related costs
Statement
Interest cost (income), net	1	1
Total	85	220
Financial income (expense)
Statement
Interest cost (income), net	24	20
Total	24	20
Other benefit plans
Statement
Current cost	55	42
Past service cost and (gains) losses on settlements	(2)	115
- interest cost on liabilities	1	1
Interest cost (income), net	1	1
Remeasurements for long-term plans	1	30
Total	55	188
Other benefit plans | Payroll and related costs
Statement
Interest cost (income), net	1	1
Total	55	188
Defined benefit plan
Statement
Current cost	21	29
Past service cost and (gains) losses on settlements	9	3
- interest cost on liabilities	44	37
- interest income on plan assets	(20)	(17)
Interest cost (income), net	24	20
Total	54	52
Defined benefit plan | Payroll and related costs
Statement
Total	30	32
Defined benefit plan | Financial income (expense)
Statement
Interest cost (income), net	24	20
Total	24	20
Italian defined benefit plans
Statement
- interest cost on liabilities	4	4
Interest cost (income), net	4	4
Total	4	4
Italian defined benefit plans | Financial income (expense)
Statement
Interest cost (income), net	4	4
Total	4	4
Foreign defined benefit plan
Statement
Current cost	19	27
Past service cost and (gains) losses on settlements	1	2
- interest cost on liabilities	37	31
- interest income on plan assets	(20)	(17)
Interest cost (income), net	17	14
Total	37	43
Foreign defined benefit plan | Payroll and related costs
Statement
Total	20	29
Foreign defined benefit plan | Financial income (expense)
Statement
Interest cost (income), net	17	14
Total	17	14
FISDE and other foreign medical plans
Statement
Current cost	2	2
Past service cost and (gains) losses on settlements	8	1
- interest cost on liabilities	3	2
Interest cost (income), net	3	2
Total	13	5
FISDE and other foreign medical plans | Payroll and related costs
Statement
Total	10	3
FISDE and other foreign medical plans | Financial income (expense)
Statement
Interest cost (income), net	3	2
Total	€ 3	€ 2